General and Administrative - Summary of General and Administrative Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General And Administrative Expenses [Abstract]
Salaries and Benefits	$ 145	$ 143	$ 205
Administrative and Other	84	95	177
Onerous Contract Provisions (Recovery)	18	(5)	629
Stock-Based Compensation Expense (Note 32)	49	67	9
Other Long-Term Incentive Expense (Recovery)	(4)	31
General and Administrative Expense	$ 292	$ 331	$ 1,020